UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22738
                                                    -----------

                     First Trust MLP and Energy Income Fund
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

        registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period: April 30, 2013
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                                                  FIRST TRUST
                                                    MLP AND
                                                    ENERGY
                                                    INCOME
                                                    FUND



                               SEMI-ANNUAL REPORT
                                 FOR THE PERIOD
                               NOVEMBER 27, 2012
                          (Commencement of Operations)
                             THROUGH APRIL 30, 2013



                                                                     FIRST TRUST

                                                     ENERGY INCOME PARTNERS, LLC

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

Shareholder Letter.............................................................1
At A Glance....................................................................2
Portfolio Commentary...........................................................3
Portfolio of Investments.......................................................5
Statement of Assets and Liabilities...........................................10
Statement of Operations.......................................................11
Statement of Changes in Net Assets............................................12
Statement of Cash Flows.......................................................13
Financial Highlights..........................................................14
Notes to Financial Statements.................................................15
Additional Information........................................................21


                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of First Trust MLP and Energy Income Fund (the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Notes to Financial Statements for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and common share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of EIP are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                  FIRST TRUST MLP AND ENERGY INCOME FUND (FEI)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013


Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust MLP and Energy Income Fund (the "Fund").

The report you hold contains detailed information about your investment; a portfolio commentary from the Fund's management team that provides a recap of the period; a performance analysis and a market and Fund outlook. Additionally, you will find the Fund's financial statements for the period this report covers. I encourage you to read this document and discuss it with your financial advisor. A successful investor is also typically a knowledgeable one, as we have found to be the case at First Trust Advisors L.P. ("First Trust").

The last six months have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 16% during the year ended December 31, 2012, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. First Trust believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

As you know, First Trust offers a variety of products that we believe could fit many financial plans to help investors seeking long-term investment success. We encourage you to talk to your advisor about the other investments First Trust offers that might also fit your financial goals and to discuss those goals with your advisor regularly so that he or she can help keep you on track.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the remainder of 2013 and to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees of First Trust MLP and Energy Income Fund and Chief Executive Officer of First Trust Advisors L.P.

FIRST TRUST MLP AND ENERGY INCOME FUND
"AT A GLANCE"
AS OF APRIL 30, 2013 (UNAUDITED)


-----------------------------------------------------------------------
FUND STATISTICS
-----------------------------------------------------------------------
Symbol on New York Stock Exchange                                 FEI
Common Share Price                                             $21.27
Common Share Net Asset Value ("NAV")                           $21.20
Premium (Discount) to NAV                                        0.33%
Net Assets Applicable to Common Shares                   $962,995,514
Current Monthly Distribution per Common Share (1)             $0.1083
Current Annualized Distribution per Common Share              $1.2996
Current Distribution Rate on Closing Common Share Price (2)      6.11%
Current Distribution Rate on NAV (2)                             6.13%
-----------------------------------------------------------------------


-----------------------------------------------------------------------
            COMMON SHARE PRICE & NAV (WEEKLY CLOSING PRICE)
-----------------------------------------------------------------------
                  Common Share Price              NAV
11/12                  $19.98                   $19.07
                        20.00                    19.03
                        20.00                    18.94
                        20.13                    19.14
12/12                   20.35                    18.91
                        20.06                    19.60
                        20.55                    19.81
                        20.31                    19.95
1/13                    20.48                    20.06
                        21.05                    20.18
                        20.77                    20.15
                        20.80                    20.21
2/13                    20.55                    20.18
                        20.88                    20.18
                        20.45                    20.41
                        20.65                    20.35
                        20.79                    20.74
3/13                    20.91                    21.05
                        20.82                    20.64
                        20.80                    20.89
                        20.82                    20.90
                        21.46                    20.96
4/13                    21.27                    21.20
-----------------------------------------------------------------------


-----------------------------------------------------------------------
PERFORMANCE
-----------------------------------------------------------------------
                                               Cumulative Total Return
                                              ------------------------
                                                     Inception
                                                    (11/27/2012)
                                                    to 4/30/2013
Fund Performance (3)
NAV                                                   12.77%
Market Value                                           8.04%

Index Performance
S&P 500 Index                                         15.22%
Alerian MLP Total Return Index                        18.29%
Wells Fargo Midstream MLP Total Return Index          20.41%
-----------------------------------------------------------------------



----------------------------------------------------------
                                                % OF TOTAL
INDUSTRY CLASSIFICATION                        INVESTMENTS
----------------------------------------------------------
Pipelines                                          70.5%
Electric Power                                       9.6
Propane                                              7.2
Coal                                                 4.6
Marine                                               3.0
Natural Gas Utility                                  0.5
Other                                                4.6
----------------------------------------------------------
                                         Total     100.0%
                                                   =====


----------------------------------------------------------
                                                % OF TOTAL
TOP 10 HOLDINGS                                INVESTMENTS
----------------------------------------------------------
Enterprise Products Partners, L.P.                  9.6%
Enbridge Energy Partners, L.P.                       7.0
Kinder Morgan Management, LLC                        6.1
Magellan Midstream Partners, L.P.                    4.0
Alliance Resource Partners, L.P.                     3.3
Williams (The) Cos., Inc.                            3.0
Teekay LNG Partners, L.P.                            3.0
AmeriGas Partners, L.P.                              2.9
ONEOK Partners, L.P.                                 2.8
Plains All American Pipeline, L.P.                   2.8
----------------------------------------------------------
                                         Total      44.5%
                                                   =====


(1) Most recent distribution paid or declared through 4/30/2013. Subject to change in the future.
(2) Distribution rates are calculated by annualizing the most recent distribution paid or declared through the report date and then dividing by Common Share price or NAV, as applicable, as of 4/30/2013. Subject to change in the future.
(3) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013


                                  SUB-ADVISOR

ENERGY INCOME PARTNERS, LLC

Energy Income Partners, LLC ("EIP"), Westport, CT, was founded in 2003 to provide professional asset management services in the area of energy-related master limited partnerships ("MLPs") and other high-payout securities such as pipeline companies, power utilities and Canadian income equities. EIP mainly focuses on investments in energy-related infrastructure assets such as pipelines, power transmission, petroleum storage and terminals that receive fee-based or regulated income from their corporate customers. EIP manages or supervises approximately $3.9 billion of assets as of April 30, 2013. Private funds advised by EIP include a partnership for U.S. high net worth individuals and a master-and-feeder fund for institutions. EIP also manages separately managed accounts and provides its model portfolio to unified managed accounts. EIP is a registered investment advisor and serves as a sub-advisor to two closed-end management investment companies other than the First Trust MLP and Energy Income Fund ('FEI" or the "Fund") and an actively managed exchange-traded fund (ETF).

                           PORTFOLIO MANAGEMENT TEAM

         JAMES J. MURCHIE                               EVA PAO
        PORTFOLIO MANAGER                        CO-PORTFOLIO MANAGER
        FOUNDER AND CEO OF                           PRINCIPAL OF
   ENERGY INCOME PARTNERS, LLC                ENERGY INCOME PARTNERS, LLC

                                   COMMENTARY

FIRST TRUST MLP AND ENERGY INCOME FUND

The Fund was seeded on October 11, 2012 and commenced operations on November 27, 2012. Its investment objective is to seek a high level of total return with an emphasis on current distributions paid to common shareholders. The Fund pursues its objective by investing in cash generating securities, with a focus on investing in MLPs and MLP-related entities in the energy sector and energy utilities industries. There can be no assurance that the Fund's investment objective will be achieved. The Fund may not be appropriate for all investors.

MARKET RECAP

As measured by the Alerian MLP Total Return Index ("AMZX") and the Wells Fargo Midstream MLP Total Return Index ("WCHWMIDT"), the total return for energy-related MLPs over the period from November 27, 2012 to April 30, 2013 was 18.29% and 20.41%, respectively. For AMZX, these returns reflect a positive 6.4% on an annualized basis from income distribution, and the remaining returns are due to share price appreciation. For WCHWMIDT, these returns reflect a positive 6.1% on an annualized basis from income distribution, while the remaining returns are due to share price appreciation. These figures are according to data collected from several sources, including AMZX, WCHWMIDT and Bloomberg. While in the short term market share price appreciation can be volatile, we believe that over the longer term, such share price appreciation will approximate growth in per share quarterly cash distributions paid by MLPs. Over the last 10 years, growth in per share MLP distributions has averaged about 6.7%. Over the last 12 months, the cash distributions of MLPs increased by about 7.6% (Source: Alerian Capital Management).

PERFORMANCE ANALYSIS

On a net asset value ("NAV") basis, the Fund provided a total return(1) of 12.77%, including the reinvestment of dividends, for the period ended April 30, 2013. This compares, according to collected data, to a total return of 15.22% for the S&P 500 Index, 18.29% for AMZX and 20.41% for WCHWMIDT. On a market value basis, the Fund had a total return,(1) including the reinvestment of dividends, for the period ended April 30, 2013, of 8.04%. At the end of the period, the Fund was priced at $21.27, while the NAV was $21.20, a premium of 0.33%.

The Fund declared its first three monthly common share distributions of $0.1083 each on January 10, 2013.

The underperformance of the Fund's NAV relative to the 19.35% average of the two MLP benchmarks was driven largely by an accrual for income taxes taken against Fund NAV which was not offset by the Fund's use of financial leverage since the Fund did not fully deploy its leverage until early in 2013. Income was enhanced by the use of writing covered calls on select portfolio positions.



--------
1 Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan and changes in NAV per share for NAV returns and changes in Common Share price for market value returns. Total returns do not reflect a sales load. Past performance is not indicative of future results.

--------------------------------------------------------------------------------
PORTFOLIO COMMENTARY - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

In the future, however, an important factor affecting the return of the Fund will be its use of financial leverage through the use of a line of credit. The Fund established a committed facility agreement with the Bank of Nova Scotia with a maximum commitment amount of $350,000,000. The Fund uses leverage because its managers believe that, over time, leverage can enhance total return for common shareholders. However, the use of leverage can also increase the volatility of the NAV and therefore the share price. For example, as the prices of securities held by the Fund decline, the effect of changes in common share NAV and common shareholder total return is magnified by the use of leverage, and conversely, leverage may enhance common share returns during periods when the prices of securities held by the Fund generally are rising. Unlike the Fund, AMZX and WCHWMIDT are not leveraged. Once implemented, leverage had a positive impact on the performance of the Fund over this reporting period.

MARKET AND FUND OUTLOOK

MLPs continue to play an integral role in the restructuring of more diversified energy conglomerates. This restructuring includes the creation by these more diversified conglomerates of MLP subsidiaries that contain assets such as pipelines and storage terminals. It also includes the divestiture by some of these parent companies of most or all of their cyclical businesses, leaving the parent company looking very similar to an old-fashioned pipeline utility with a large holding in a subsidiary MLP. In our view, these diversified energy conglomerates are restructuring so their regulated infrastructure assets with predictable cash flows may be better valued by the market, resulting in a better financing tool to raise capital for the new energy infrastructure projects related to the rapid growth of North American oil and gas production.

The MLP asset class has experienced 5 IPOs in 2013, as of April 30, 2013. There also has been a healthy level of secondary financing activity for MLPs as they continue to fund their ongoing investments in new pipelines, processing and storage facilities. In 2013, there have been 26 secondary equity offerings for MLPs that raised $7.4 billion through April 30, 2013. This compares to $23.2 billion raised in all of 2012. MLPs also found access to the public debt markets, raising $7.1 billion in 7 offerings in 2013 through April 30, 2013. This compares to $18.2 billion in calendar year 2012 (Source: Barclays).

The Fund aims to be invested in MLPs and other energy infrastructure companies with mostly non-cyclical cash flows, investment-grade ratings, conservative balance sheets, modest and/or flexible organic growth commitments and liquidity on their revolving lines of credit. Cyclical cash flows will always be unpredictable, making them a bad fit with a steady dividend obligation that is meant to be most or all of the company's free cash flow.

The total return proposition of owning energy-related infrastructure MLPs, MLP affiliates and energy infrastructure companies with high payout ratios has been and continues to be their yield plus their growth in dividends. The yield of the MLPs, weighted by market capitalization, on April 30, 2013, was 5.69% based on AMZX. The growth in the quarterly cash distributions that make up this yield has averaged between 6% and 7% annually over the last ten years. For true infrastructure MLPs, we expect dividend growth rates to continue to be driven by three factors: 1) modest increases in volume from growth from both underlying petroleum demand and increases in North American oil and gas production, 2) inflation and cost escalators in pipeline tariffs and contracts and 3) accretion from profitable capital projects and acquisitions.

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


   SHARES/
    UNITS                        DESCRIPTION                                                       VALUE
------------   -----------------------------------------------------------------------------   --------------
MASTER LIMITED PARTNERSHIPS - 86.1%

               GAS UTILITIES - 7.7%
     851,374   AmeriGas Partners, L.P. (a) .................................................   $  38,592,783
     715,902   Suburban Propane Partners, L.P. (a) .........................................      35,616,125
                                                                                               -------------
                                                                                                  74,208,908
                                                                                               -------------
               OIL, GAS & CONSUMABLE FUELS - 78.4%
     166,000   Access Midstream Partners, L.P. (a) .........................................       6,850,820
     207,534   Alliance Holdings GP, L.P. (a) ..............................................      12,900,313
     589,630   Alliance Resource Partners, L.P. (a) ........................................      43,886,161
     792,000   El Paso Pipeline Partners, L.P. (a) .........................................      33,929,280
   3,089,170   Enbridge Energy Partners, L.P. (a) ..........................................      92,057,266
     480,000   Energy Transfer Equity, L.P. (a) ............................................      28,166,400
     532,030   Energy Transfer Partners, L.P. (a) ..........................................      26,489,774
   2,088,037   Enterprise Products Partners, L.P. (a) ......................................     126,639,444
     170,000   EQT Midstream Partners, L.P. (a) ............................................       7,871,000
     461,405   Holly Energy Partners, L.P. (a) .............................................      18,133,216
     983,000   Magellan Midstream Partners, L.P. (a) .......................................      52,128,490
     300,000   MPLX, L.P. (a) ..............................................................      11,481,000
     171,337   Natural Resource Partners, L.P. (a) .........................................       4,091,528
     435,772   NGL Energy Partners, L.P. (a) ...............................................      12,798,624
     605,000   NuStar Energy, L.P. (a) .....................................................      30,298,400
     386,124   NuStar GP Holdings, LLC (a) .................................................      11,757,476
     125,726   Oiltanking Partners, L.P. (a) ...............................................       6,317,731
     684,000   ONEOK Partners, L.P. (a) ....................................................      37,004,400
     634,500   Plains All American Pipeline, L.P. (a) ......................................      36,432,990
     924,811   Spectra Energy Partners, L.P. (a) ...........................................      35,087,329
     128,000   Sunoco Logistics Partners, L.P. (a) .........................................       7,950,080
     642,500   TC Pipelines, L.P. (a) ......................................................      30,197,500
     946,624   Teekay LNG Partners, L.P. (a) ...............................................      39,464,755
     289,500   TransMontaigne Partners, L.P. (a) ...........................................      13,867,050
     525,019   Williams Partners, L.P. (a) .................................................      28,692,288
                                                                                               -------------
                                                                                                 754,493,315
                                                                                               -------------

               TOTAL MASTER LIMITED PARTNERSHIPS ...........................................     828,702,223
               (Cost $707,054,511)                                                             -------------

COMMON STOCKS - 50.7%

               ELECTRIC UTILITIES - 8.2%
     163,000   Emera, Inc. (CAD) (a) .......................................................       5,970,222
     575,300   Exelon Corp..................................................................      21,579,503
     197,200   ITC Holdings Corp. (a) ......................................................      18,185,784
     175,000   Northeast Utilities .........................................................       7,932,750
     519,000   Southern (The) Co............................................................      25,031,370
                                                                                               -------------
                                                                                                  78,699,629
                                                                                               -------------
               GAS UTILITIES - 4.2%
      79,033   Atmos Energy Corp. (a) ......................................................       3,506,694
      71,907   Laclede Group, Inc...........................................................       3,358,776
     509,800   Questar Corp.................................................................      12,943,822


                      See Notes to Financial Statements                   Page 5

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


   SHARES                                     DESCRIPTION                                            VALUE
------------   -----------------------------------------------------------------------------   --------------
COMMON STOCKS - (CONTINUED)

               GAS UTILITIES - (CONTINUED)
     512,983   UGI Corp.....................................................................   $  21,022,043
                                                                                               -------------
                                                                                                  40,831,335
                                                                                               -------------
               MULTI-UTILITIES - 10.8%
      71,000   ATCO, Ltd., Class I (CAD) (a) ...............................................       6,800,129
     583,000   Centerpoint Energy, Inc......................................................      14,388,440
     443,000   Dominion Resources, Inc......................................................      27,324,240
     493,000   National Grid PLC, ADR ......................................................      31,443,540
     325,000   NiSource, Inc................................................................       9,987,250
     300,400   Wisconsin Energy Corp........................................................      13,499,976
                                                                                               -------------
                                                                                                 103,443,575
                                                                                               -------------
               OIL, GAS & CONSUMABLE FUELS - 27.4%
     759,500   Enbridge Income Fund Holdings, Inc. (CAD) (a) ...............................      18,696,312
     745,000   Enbridge, Inc................................................................      35,462,000
     117,000   Keyera Corp. (CAD) (a) ......................................................       7,308,363
     911,778   Kinder Morgan Management, LLC (a) (b) .......................................      80,482,640
     414,000   Kinder Morgan, Inc...........................................................      16,187,400
     198,000   Pembina Pipeline Corp. (CAD) (a) ............................................       6,499,439
     853,000   Spectra Energy Corp..........................................................      26,895,090
     661,000   TransCanada Corp.............................................................      32,726,110
   1,043,800   Williams (The) Cos., Inc.....................................................      39,800,094
                                                                                               -------------
                                                                                                 264,057,448
                                                                                               -------------
               REAL ESTATE INVESTMENT TRUSTS - 0.1%
     165,867   CorEnergy Infrastructure Trust ..............................................       1,268,883
                                                                                               -------------

               TOTAL COMMON STOCKS .........................................................     488,300,870
               (Cost $429,917,348)                                                             -------------

               TOTAL INVESTMENTS - 136.8% ..................................................   1,317,003,093
               (Cost $1,136,971,859) (c)                                                       -------------

  NUMBER OF
  CONTRACTS                                   DESCRIPTION                                            VALUE
------------   -----------------------------------------------------------------------------   --------------
CALL OPTIONS WRITTEN - (2.0%)

               Centerpoint Energy, Inc. Calls
       2,000   @ $22.50 due May 2013 .......................................................        (420,000)
       1,230   @  25.00 due August 2013 ....................................................         (98,400)
       2,600   @  22.50 due January 2014 ...................................................        (689,000)
                                                                                               -------------
                                                                                                  (1,207,400)
                                                                                               -------------
               Dominion Resources, Inc. Calls
         430   @  62.50 due June 2013 ......................................................         (24,940)
       4,000   @  55.00 due July 2013 ......................................................      (2,680,000)
                                                                                               -------------
                                                                                                  (2,704,940)
                                                                                               -------------
               Enbridge, Inc. Calls
       4,000   @  45.00 due July 2013 ......................................................      (1,150,000)
       2,450   @  50.00 due October 2013 ...................................................        (196,000)
                                                                                               -------------
                                                                                                  (1,346,000)
                                                                                               -------------


Page 6                See Notes to Financial Statements

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


  NUMBER OF
  CONTRACTS                                   DESCRIPTION                                            VALUE
------------   -----------------------------------------------------------------------------   --------------
CALL OPTIONS WRITTEN - (CONTINUED)

               Enterprise Products Partners, L.P. Calls
          20   @ $57.50 due June 2013 ......................................................   $      (7,000)
       2,500   @  60.00 due June 2013 ......................................................        (437,500)
       2,500   @  62.50 due June 2013 ......................................................        (137,500)
                                                                                               -------------
                                                                                                    (582,000)
                                                                                               -------------
               Exelon Corp. Calls
       2,000   @  35.00 due May 2013 .......................................................        (480,000)
       1,953   @  39.00 due July 2013 ......................................................         (58,590)
       1,800   @  40.00 due October 2013 ...................................................         (81,000)
                                                                                               -------------
                                                                                                    (619,590)
                                                                                               -------------
               Kinder Morgan, Inc. Calls
       2,740   @  40.00 due June 2013 ......................................................        (169,880)
       1,400   @  40.00 due September 2013 .................................................        (161,000)
                                                                                               -------------
                                                                                                    (330,880)
                                                                                               -------------
               National Grid PLC, ADR Call
       4,930   @  60.00 due September 2013 .................................................      (2,119,900)
                                                                                               -------------
               NiSource, Inc. Calls
         572   @  32.00 due June 2013 ......................................................          (8,580)
       2,496   @  32.00 due October 2013 ...................................................        (137,280)
                                                                                               -------------
                                                                                                    (145,860)
                                                                                               -------------
               Northeast Utilities Call
       1,008   @  45.00 due July 2013 ......................................................         (90,720)
                                                                                               -------------
               Plains All American Pipeline, L.P. Call
         105   @  55.00 due May 2013 .......................................................         (25,200)
                                                                                               -------------
               Questar Corp. Calls
       2,000   @  21.00 due July 2013 ......................................................        (850,000)
       1,496   @  22.00 due July 2013 ......................................................        (508,640)
       1,198   @  27.00 due October 2013 ...................................................         (57,504)
                                                                                               -------------
                                                                                                  (1,416,144)
                                                                                               -------------
               Southern (The) Co. Calls
       3,940   @  46.00 due May 2013 .......................................................        (854,980)
       1,250   @  47.00 due August 2013 ....................................................        (178,750)
                                                                                               -------------
                                                                                                  (1,033,730)
                                                                                               -------------
               Spectra Energy Corp. Calls
       5,770   @  29.00 due June 2013 ......................................................      (1,471,350)
       1,760   @  30.00 due June 2013 ......................................................        (272,800)
       1,000   @  31.00 due June 2013 ......................................................         (80,000)
                                                                                               -------------
                                                                                                  (1,824,150)
                                                                                               -------------
               TransCanada Corp. Calls
       4,113   @  50.00 due May 2013 .......................................................        (174,802)
       1,100   @  50.00 due August 2013 ....................................................        (137,500)
       1,397   @  55.00 due August 2013 ....................................................         (41,910)
                                                                                               -------------
                                                                                                    (354,212)
                                                                                               -------------
               UGI Corp. Calls
         740   @  35.00 due July 2013 ......................................................        (444,000)
       1,515   @  40.00 due July 2013 ......................................................        (249,975)
       1,644   @  45.00 due October 2013 ...................................................         (49,320)
                                                                                               -------------
                                                                                                    (743,295)
                                                                                               -------------


                      See Notes to Financial Statements                   Page 7

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


  NUMBER OF
  CONTRACTS                                   DESCRIPTION                                            VALUE
------------   -----------------------------------------------------------------------------   --------------
CALL OPTIONS WRITTEN - (CONTINUED)

               Williams (The) Cos., Inc. Calls
       6,518   @ $34.00 due May 2013 .......................................................   $  (2,704,970)
       2,302   @  36.00 due May 2013 .......................................................        (531,762)
         600   @  37.00 due May 2013 .......................................................         (90,000)
         700   @  37.00 due June 2013 ......................................................        (130,550)
         318   @  38.00 due June 2013 ......................................................         (41,181)
                                                                                               -------------
                                                                                                  (3,498,463)
                                                                                               -------------
               Wisconsin Energy Corp. Call
       3,000   @  40.00 due July 2013 ......................................................      (1,432,500)
                                                                                               -------------

               TOTAL CALL OPTIONS WRITTEN ..................................................     (19,474,984)
               (Premiums received $4,017,130)                                                  -------------

               OUTSTANDING LOAN - (31.7%) ..................................................    (305,000,000)

               NET OTHER ASSETS AND LIABILITIES - (3.1%) ...................................     (29,532,595)
                                                                                               -------------
               NET ASSETS - 100.0% .........................................................   $ 962,995,514
                                                                                               =============

--------------------------------------------------
(a) All or a portion of this security serves as collateral on the outstanding loan.
(b)  Non-income producing security which pays in-kind distributions.
(c) Aggregate cost for federal income tax purposes is $1,136,874,123. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $180,152,277 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $23,307.

ADR  American Depositary Receipt
CAD Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.


                                                                                                    UNREALIZED
 LONG TOTAL RETURN                                            NOTIONAL                             APPRECIATION/
    EQUITY SWAP        COUNTERPARTY        PAY RATE            AMOUNT         EXPIRATION DATE     (DEPRECIATION)
------------------    --------------   ------------------   -------------    -----------------   -----------------
                       Credit Suisse    1 month LIBOR +
Inter Pipeline Fund    International    40 basis points$    $ 12,288,409         02/24/14           $ 436,013


Page 8                See Notes to Financial Statements

FIRST TRUST MLP AND ENERGY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
APRIL 30, 2013 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):


                                                 ASSETS TABLE

                                                                                                 LEVEL 2             LEVEL 3
                                                          TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                        VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                        4/30/2013            PRICES              INPUTS              INPUTS
                                                     ---------------     ---------------     ---------------     ---------------
Master Limited Partnerships*...................      $   828,702,223     $   828,702,223     $            --     $            --
Common Stocks*.................................          488,300,870         488,300,870                  --                  --
                                                     ---------------     ---------------     ---------------     ---------------

Total Investments..............................        1,317,003,093       1,317,003,093                  --                  --
Total Return Equity Swap.......................              436,013                  --             436,013                  --
                                                     ---------------     ---------------     ---------------     ---------------
TOTAL..........................................      $ 1,317,439,106     $ 1,317,003,093     $       436,013     $            --
                                                     ===============     ===============     ===============     ===============



                                               LIABILITIES TABLE

                                                                                                 LEVEL 2             LEVEL 3
                                                          TOTAL              LEVEL 1           SIGNIFICANT         SIGNIFICANT
                                                        VALUE AT             QUOTED            OBSERVABLE         UNOBSERVABLE
                                                        4/30/2013            PRICES              INPUTS              INPUTS
                                                     ---------------     ---------------     ---------------     ---------------
Call Options Written...........................      $   (19,474,984)    $   (19,474,984)    $            --     $            --
                                                     ===============     ===============     ===============     ===============

*See Portfolio of Investments for industry breakout.


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                      See Notes to Financial Statements                   Page 9

FIRST TRUST MLP AND ENERGY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)


 ASSETS:
 Investments, at value
    (Cost $1,136,971,859)......................................................................    $1,317,003,093
 Cash .........................................................................................        64,906,297
 Cash segregated as collateral for open swaps .................................................         3,400,000
 Swap contracts ...............................................................................           436,013
 Receivables:
    Investment securities sold.................................................................        10,758,202
    Dividends..................................................................................         3,393,552
    Interest...................................................................................               743
 Prepaid expenses .............................................................................            28,430
                                                                                                   --------------
      Total Assets.............................................................................     1,399,926,330
                                                                                                   --------------

 LIABILITIES:
 Outstanding loan .............................................................................       305,000,000
 Deferred income taxes ........................................................................        58,476,754
 Options written, at value (Premiums received $4,017,130) .....................................        19,474,984
 Payables:
    Investment securities purchased............................................................        50,452,029
    Income taxes...............................................................................         1,787,242
    Investment advisory fees...................................................................         1,020,322
    Interest and fees on loan..................................................................           215,745
    Offering costs.............................................................................           180,680
    Custodian fees.............................................................................            83,075
    Administrative fees........................................................................            81,097
    Printing fees..............................................................................            73,580
    Audit and tax fees.........................................................................            54,144
    Legal fees.................................................................................            17,405
    Transfer agent fees........................................................................             4,989
    Financial reporting fees...................................................................               841
    Trustees' fees and expenses................................................................               254
 Other liabilities ............................................................................             7,675
                                                                                                   --------------
      Total Liabilities........................................................................       436,930,816
                                                                                                   --------------
 NET ASSETS ...................................................................................    $  962,995,514
                                                                                                   ==============

 NET ASSETS CONSIST OF:
 Paid-in capital ..............................................................................    $  855,737,576
 Par value ....................................................................................           454,286
 Accumulated net investment income (loss), net of income taxes ................................       (1,531,165)
 Accumulated net realized gain (loss) on investments, written options, swaps and
  foreign currency transactions, net of income taxes ..........................................         1,193,730
 Net unrealized appreciation (depreciation) on investments, written options,
  swaps and foreign currency translation, net of income taxes .................................       107,141,087
                                                                                                   --------------
 NET ASSETS ...................................................................................    $  962,995,514
                                                                                                   ==============
 NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .........................    $        21.20
                                                                                                   ==============
 Number of Common Shares outstanding (unlimited number of Common Shares has been authorized)...        45,428,646
                                                                                                   ==============


Page 10               See Notes to Financial Statements

FIRST TRUST MLP AND ENERGY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2013 (UNAUDITED) (a)


INVESTMENT INCOME:
Dividends (net of foreign withholding tax of $215,940).........................................    $    3,573,487
Interest.......................................................................................             3,968
                                                                                                   --------------
   Total investment income.....................................................................         3,577,455
                                                                                                   --------------
EXPENSES:
Investment advisory fees.......................................................................         4,428,531
Interest and fees on loan......................................................................           683,044
Administrative fees............................................................................           347,907
Custodian fees.................................................................................            83,075
Printing fees..................................................................................            74,771
Audit and tax fees.............................................................................            54,143
Legal fees.....................................................................................            53,021
Trustees' fees and expenses....................................................................            25,545
Transfer agent fees............................................................................            12,490
Financial reporting fees.......................................................................             4,205
Other..........................................................................................            28,895
                                                                                                   --------------
   Total expenses..............................................................................         5,795,627
                                                                                                   --------------
NET INVESTMENT INCOME (LOSS) BEFORE TAXES......................................................        (2,218,172)
                                                                                                   --------------
   Current state income tax benefit (expense)..................................................          (220,630)
   Current federal income tax benefit (expense)................................................        (1,566,612)
   Current foreign income tax benefit (expense)................................................                --
   Deferred federal income tax benefit (expense)...............................................         3,557,541
   Deferred state income tax benefit (expense).................................................        (1,083,292)
                                                                                                   --------------
   Total income tax benefit (expense)..........................................................           687,007
                                                                                                   --------------
NET INVESTMENT INCOME (LOSS)...................................................................        (1,531,165)
                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) before taxes on:
   Investments.................................................................................         7,942,978
   Written option transactions (b).............................................................           547,241
   Swap contracts..............................................................................           217,970
   Foreign currency transactions...............................................................            60,611
                                                                                                   --------------
Net realized gain (loss) before taxes..........................................................         8,768,800
                                                                                                   --------------
   Deferred federal income tax benefit (expense)...............................................        (3,080,177)
                                                                                                   --------------
   Total income tax benefit (expense)..........................................................        (3,080,177)
                                                                                                   --------------
Net realized gain (loss) on investments, written options, swaps and foreign
  currency transactions                                                                                 5,688,623
                                                                                                   --------------
Net change in unrealized appreciation (depreciation) before taxes on:
   Investments.................................................................................       180,031,234
   Written options held (b)....................................................................       (15,457,854)
   Swap contracts..............................................................................           436,013
   Foreign currency translation................................................................             2,521
                                                                                                   --------------
Net change in unrealized appreciation (depreciation) before taxes..............................       165,011,914
                                                                                                   --------------
   Deferred federal income tax benefits (expense)..............................................       (57,870,827)
                                                                                                   --------------
   Total income tax benefit (expense)..........................................................       (57,870,827)
                                                                                                   --------------
Net change in unrealized appreciation (depreciation) on investments, written options,
  swaps and foreign currency translation.......................................................       107,141,087
                                                                                                   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)........................................................       112,829,710
                                                                                                   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................................    $  111,298,545
                                                                                                   ==============


(a) The Fund was seeded on October 11, 2012 and commenced operations on November 27, 2012.
(b) Primary risk exposure is equity option contracts.


                      See Notes to Financial Statements                  Page 11

FIRST TRUST MLP AND ENERGY INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                                            PERIOD
                                                                                             ENDED
                                                                                          4/30/2013
                                                                                        (UNAUDITED) (a)
                                                                                       ----------------
OPERATIONS:
Net investment income (loss).......................................................     $  (1,531,165)
Net realized gain (loss)...........................................................         5,688,623
Net change in unrealized appreciation (depreciation)...............................       107,141,087
                                                                                        -------------
Net increase (decrease) in net assets resulting from operations....................       111,298,545
                                                                                        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..............................................................                --
Net realized gain..................................................................        (4,494,893)
Return of capital..................................................................       (10,262,963)
                                                                                        -------------
Total distributions to shareholders................................................       (14,757,856)
                                                                                        -------------

CAPITAL TRANSACTIONS:
Proceeds from Common Shares sold (b)...............................................       867,489,568
Proceeds from Common Shares reinvested.............................................           210,257
Offering costs.....................................................................        (1,245,000)
                                                                                        -------------
Net increase (decrease) in net assets resulting from capital transactions..........       866,454,825
                                                                                        -------------
Total increase (decrease) in net assets............................................       962,995,514

NET ASSETS:
Beginning of period................................................................                --
                                                                                        -------------
End of period......................................................................     $ 962,995,514
                                                                                        =============
Accumulated net investment income (loss), net of income taxes......................     $  (1,531,165)
                                                                                        =============

CAPITAL TRANSACTIONS WERE AS FOLLOWS:
Common Shares at beginning of period...............................................                --
Common Shares sold (b).............................................................        45,418,302
Common Shares issued as reinvestment under the Dividend Reinvestment Plan..........            10,344
                                                                                        -------------
Common Shares at end of period.....................................................        45,428,646
                                                                                        =============


--------------------------------------------------------------------
(a) The Fund was seeded on October 11, 2012 and commenced operations on November 27, 2012.
(b) Includes 3,913,066 shares sold from the over allotment option of the initial public offering. The shares were sold on January 11, 2013, the trade date, at the initial offering price of $19.10, which differed from the closing common share price of $20.34 and the closing NAV per share of $19.74 on that date.


Page 12               See Notes to Financial Statements

FIRST TRUST MLP AND ENERGY INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE PERIOD ENDED APRIL 30, 2013 (UNAUDITED)

 CASH FLOWS FROM OPERATING ACTIVITIES:
 Net increase (decrease) in net assets resulting from operations......               $    111,298,545
 Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash used in operating activities:
   Purchases of investments...........................................                 (1,229,559,780)
   Sales of investments...............................................                    125,250,600
   Proceeds from written options......................................                      6,120,933
   Return of capital received from investment in MLPs.................                     13,417,564
   Net realized gain/loss on investments and options..................                     (8,490,219)
   Net change in unrealized appreciation/depreciation on
     investments and options..........................................                   (164,573,380)
   Net change in unrealized appreciation/depreciation on swap contracts                      (436,013)
   Increase in cash segregated as collateral for open swaps...........                     (3,400,000)
 CHANGES IN ASSETS AND LIABILITIES:
   Increase in interest receivable....................................                           (743)
   Increase in dividends receivable (a)...............................                     (3,393,552)
   Increase in prepaid expenses.......................................                        (28,430)
   Increase in interest and fees on loan payable......................                        215,745
   Increase in investment advisory fees payable.......................                      1,020,322
   Increase in audit and tax fees payable.............................                         54,144
   Increase in income tax payable.....................................                      1,787,242
   Increase in legal fees payable.....................................                         17,405
   Increase in printing fees payable..................................                         73,580
   Increase in administrative fees payable............................                         81,097
   Increase in custodian fees payable.................................                         83,075
   Increase in transfer agent fees payable............................                          4,989
   Increase in Trustees' fees and expenses payable....................                            254
   Increase in financial reporting fees payable.......................                            841
   Increase in deferred income tax payable............................                     58,476,754
   Increase in other liabilities payable..............................                          7,675
                                                                                     ----------------
CASH USED IN OPERATING ACTIVITIES.....................................                                          $ (1,091,971,352)
                                                                                                                ----------------

 CASH FLOWS FROM FINANCING ACTIVITIES:
   Proceeds from Common Shares sold...................................                    867,489,568
   Proceeds from Common Shares reinvested.............................                        210,257
   Offering costs.....................................................                     (1,064,320)
   Distributions to Common Shareholders from net realized gain........                     (4,494,893)
   Distributions to Common Shareholders from return of capital........                    (10,262,963)
   Issuances of loan..................................................                    305,000,000
                                                                                     ----------------
CASH FLOWS PROVIDED BY FINANCING ACTIVITIES...........................                                             1,156,877,649
                                                                                                                ----------------
Increase in cash......................................................                                                64,906,297
Cash at beginning of period...........................................                                                        --
                                                                                                                ----------------
CASH AT END OF PERIOD.................................................                                          $     64,906,297
                                                                                                                ================
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest and fees.....................                                          $        467,299
                                                                                                                ================
Cash paid during the period for taxes.................................                                          $             --
                                                                                                                ================


--------------------------------------------------------------------
(a) Includes net change in unrealized appreciation (depreciation) on foreign currency of $2,521.


                      See Notes to Financial Statements                  Page 13

FIRST TRUST MLP AND ENERGY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                            PERIOD
                                                             ENDED
                                                           4/30/2013
                                                        (UNAUDITED) (a)
                                                        ---------------

Net asset value, beginning of period ................    $     19.10 (b)
                                                         -----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ........................          (0.03)
Net realized and unrealized gain (loss) .............           2.54
                                                         -----------
Total from investment operations ....................           2.51
                                                         -----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ...............................             --
Net realized gain ...................................          (0.10)
Return of capital ...................................          (0.22)
                                                         -----------
Total distributions .................................          (0.32)
                                                         -----------
Common Shares offering costs charged
    to paid-in capital ..............................          (0.03)
                                                         -----------
Capital reduction resulting from issuance of
    Common Shares related to over allotment .........          (0.06)
                                                         -----------
Net asset value, end of period ......................    $     21.20
                                                         ===========
Market value, end of period .........................    $     21.27
                                                         ===========
TOTAL RETURN BASED ON NET ASSET VALUE (c) ...........          12.77%
                                                         ===========
TOTAL RETURN BASED ON MARKET VALUE (c) ..............           8.04%
                                                         ===========

--------------------------------------

Net assets, end of period (in 000's) ................    $   962,996
Portfolio turnover rate .............................             12%
RATIOS OF EXPENSES TO AVERAGE NET ASSETS:
Including current and deferred income taxes (d) .....          17.75% (e)
Excluding current and deferred income taxes .........           1.55% (e)
Excluding current and deferred income taxes
    and interest expense ............................           1.37% (e)
RATIOS OF NET INVESTMENT INCOME (LOSS) TO AVERAGE
    NET ASSETS:
Net investment income (loss) ratio before tax
    expenses ........................................         (0.60)% (e)
Net investment income (loss) ratio including tax
    expenses (d) ....................................        (16.79)% (e)
INDEBTEDNESS:
Total loan outstanding (in 000's) ...................    $   305,000
Asset coverage per $1,000 of indebtedness (f) .......    $     4,157

--------------------------------------

(a) The Fund was seeded on October 11, 2012 and commenced operations on November 27, 2012.
(b) Beginning NAV is net of sales load of $0.90 per share from the initial offering.
(c) Total return is based on the combination of reinvested dividend, capital gain and return of capital distributions, if any, at prices obtained by the Dividend Reinvestment Plan, and changes in net asset value per share for net asset value returns and changes in Common Share price for market value returns. Total returns do not reflect sales load and are not annualized for periods less than one year. Past performance is not indicative of future results.
(d) Includes current and deferred income taxes associated with each component of the Statement of Operations.
(e)  Annualized.
(f) Calculated by taking the Fund's total assets less the Fund's total liabilities (not including the loan outstanding) and dividing by the loan outstanding in 000's.


Page 14               See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust MLP and Energy Income Fund (the "Fund") is a newly organized, non-diversified, closed-end management investment company organized as a Massachusetts business trust on August 17, 2012 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's investment objective is to seek a high level of total return with an emphasis on current distributions paid to common shareholders. The Fund seeks to provide its shareholders with an efficient vehicle to invest in a portfolio of cash generating securities of energy companies. The Fund focuses on investing in equity and debt securities of master limited partnerships ("MLPs"), MLP-related entities and other energy sector and energy utilities companies, which Energy Income Partners, LLC ("EIP" or the "Sub-Advisor") believes offer opportunities for income and growth. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Common stocks, MLPs and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Exchange-traded options and futures contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options and futures contracts are valued at the mean between the most recent bid and asked prices. Over-the-counter options and futures contracts are valued at their closing bid prices.

      Swaps are valued utilizing quotations provided by a third party pricing service.

      Short-term investments that mature in less than sixty days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

       1)  the type of security;
       2)  the size of the holding;
       3)  the initial cost of the security;
       4)  transactions in comparable securities;
       5)  price quotes from dealers and/or pricing services;
       6)  relationships among various securities;
       7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
       8)  an analysis of the issuer's financial statements; and
       9) the existence of merger proposals or tender offers that might affect the value of the security.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

If the securities in question are foreign securities, the following additional information may be considered:

       1) the value of similar foreign securities traded on other foreign markets;
       2)  ADR trading of similar securities;
       3)  closed-end fund trading of similar securities;
       4)  foreign currency exchange activity;
       5) the trading prices of financial products that are tied to baskets of foreign securities;
       6)  factors relating to the event that precipitated the pricing problem;
       7)  whether the event is likely to recur; and
       8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

        o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
        o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
               o Quoted prices for similar investments in active markets.
               o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
               o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
               o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
        o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. OPTION CONTRACTS:

The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options ("options") on all or a portion of the common stock of energy companies held in the Fund's portfolio as determined to be appropriate by the Sub-Advisor. The number of options the Fund can write
(sell) is limited by the amount of common stock of energy companies the Fund holds in its portfolio. The Fund will not write (sell) "naked" or uncovered options. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in "Options written, at value" on the Fund's Statement of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options' expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying equity security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option's strike price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund. Gain or loss on options is presented separately as "Net realized gain (loss) before taxes on written options" on the Statement of Operations.

The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.

Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund's maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.

C. SWAP AGREEMENTS:

The Fund may enter into swap agreements as a substitute for investing in certain securities. A swap is a financial instrument that typically involves the exchange of cash flows between two parties ("Counterparties") on specified dates (settlement dates) where the cash flows are based on agreed-upon prices, rates, etc. In a typical swap agreement, one party agrees to pay another party the return on a security or basket of securities in return for payment of a specified interest rate. By entering into swaps, the Fund can gain exposure to a security without actually purchasing the underlying asset. Swap agreements involve the risk associated with the investment in the security as well as the risk that the performance of the security, including any dividends, will not exceed the interest that the Fund will be committed to pay under the swap. Swap agreements are individually negotiated and involve the risk of the potential inability of the Counterparties to meet the terms of the agreement. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. In the event of a default by the Counterparty, the Fund will seek withdrawal of this collateral and may incur certain costs exercising its right with respect to the collateral. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Swap agreements may increase or decrease the overall volatility of the investments of the Fund. The performance of swap agreements may be affected by a change in the specific interest rate, security, currency, or other factors that determine the amounts of payments due to and from the Fund. A total return equity swap agreement would expose the Fund to the same equity price risk as it would have if the underlying equity securities were purchased. The Fund's maximum equity price risk to meet its future payments under swap agreements outstanding as of April 30, 2013, is equal to the total notional amount as shown on the Portfolio of Investments. The notional amount represents the U.S. dollar value of the contracts as of the day of the opening transaction or contract reset. The Fund entered into Total Return Equity Swap agreements on January 16, 2013. The average volume of Total Return Equity Swaps was $10,458,310 for the period January 16, 2013 to April 30, 2013.

D. SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis, including amortization of premiums and accretion of discounts. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate taxable income allocable to the MLP units held in the Fund's portfolio and to estimate the associated deferred tax asset or liability. From time to time, the Fund will modify its estimates and/or assumptions regarding its deferred tax liability as new information becomes available. To the extent the Fund modifies its estimates and/or assumptions, the NAV of the Fund will likely fluctuate.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

E. DISTRIBUTIONS TO SHAREHOLDERS:

The Fund intends to make monthly distributions to Common Shareholders. The Fund's distributions generally will consist of cash and paid-in-kind distributions from MLPs or their affiliates, dividends from common stocks, interest from debt instruments and income from other investments held by the Fund less operating expenses, including taxes. Distributions to Common Shareholders are recorded on the ex-date and are based on U.S. GAAP, which may differ from their ultimate characterization for federal income tax purposes.

Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund's current and accumulated earnings and profits will represent a tax-deferred return of capital to the extent of a shareholder's basis in the Common Shares, and such distributions will correspondingly increase the realized gain upon the sale of the Common Shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder's tax basis in the Common Shares will generally be taxed as a capital gain.

Distributions of $4,494,893 paid during the period ended April 30, 2013, are anticipated to be characterized as taxable dividends for federal income tax purposes. The remaining $10,262,963 in distributions paid during the period is expected to be return of capital. However, the ultimate determination of the character of the distributions will be made after the 2013 calendar year. Distributions will automatically be reinvested in additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

F. INCOME TAXES:

The Fund is treated as a regular C corporation for U.S. federal income tax purposes and as such will be obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. The Fund's tax expense or benefit is included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. The current U.S. federal maximum graduated income tax rate for corporations is 35%. The Fund may be subject to a 20% federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax. This differs from most investment companies, which elect to be treated as "regulated investment companies" under the U.S. Internal Revenue Code of 1986, as amended. The various investments of the Fund may cause the Fund to be subject to state income taxes on a portion of its income at various rates.

The tax deferral benefit the Fund derives from its investment in MLPs results largely because the MLPs are treated as partnerships for federal income tax purposes. As a partnership, an MLP has no income tax liability at the entity level. As a limited partner in the MLPs in which it invests, the Fund will be allocated its pro rata share of income, gains, losses, deductions and credits from the MLPs, regardless of whether or not any cash is distributed from the MLPs.

To the extent that the distributions received from the MLPs exceed the net taxable income realized by the Fund from its investment, a tax liability results. This tax liability is a deferred liability to the extent that MLP distributions received have not exceeded the Fund's adjusted tax basis in the respective MLPs. To the extent that distributions from an MLP exceed the Fund's adjusted tax basis, the Fund will recognize a taxable capital gain. For the period ended April 30, 2013, distributions of $13,417,564 received from MLPs have been reclassified as a return of capital. The cost basis of applicable MLPs has been reduced accordingly.

The Fund's provision for income taxes consists of the following:


Current federal income tax benefit (expense)......     $  (1,566,612)
Current state income tax benefit (expense)........          (220,630)
Current foreign income tax benefit (expense)......                --
Deferred federal income tax benefit (expense) ....       (57,393,463)
Deferred state income tax benefit (expense) ......        (1,083,292)
                                                       -------------
Total income tax benefit (expense) ...............     $ (60,263,997)
                                                       =============

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The Fund's 2013 income tax provision includes a full valuation allowance against the deferred tax assets associated with the state net operating loss. Components of the Fund's deferred tax assets and liabilities as of April 30, 2013 are as follows:


Deferred tax assets:
Federal net operating loss........................     $          --
State net operating loss..........................             8,090
State income taxes................................           379,152
Capital loss carryforward.........................                --
Other.............................................                --
                                                       -------------
Total deferred tax assets.........................           387,242
Less: valuation allowance.........................            (8,090)
                                                       -------------
Net deferred tax assets...........................     $     379,152
                                                       =============
Deferred tax liabilities:
Unrealized gains on investment securities.........     $ (58,855,906)
                                                       -------------
Total deferred tax liabilities....................       (58,855,906)
                                                       -------------
Total net deferred tax liabilities................     $ (58,476,754)
                                                       =============

Total income taxes differ from the amount computed by applying the maximum graduated federal income tax rate of 35% to net investment income and realized and unrealized gains on investments.


Application of statutory income tax rate..........     $  60,046,890
State income taxes, net ..........................           842,291
Change in valuation allowance.....................             8,090
Other.............................................          (633,274)
                                                       -------------
Total.............................................     $  60,263,997
                                                       =============

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable year ending 2013 remains open to federal and state audit. As of April 30, 2013, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

G. EXPENSES:

The Fund will pay all expenses directly related to its operations.

H. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) before taxes on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) before taxes on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in "Net realized gain (loss) before taxes on foreign currency transactions" on the Statement of Operations.

I. ORGANIZATION AND OFFERING COSTS:

Organization costs consisted of costs incurred to establish the Fund and enable it to legally conduct business. These costs included filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consisted of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and the Sub-Advisor paid all organization expenses. The Fund's Common Share offering costs of $1,245,000 were recorded as a reduction of the proceeds from the sale of Common Shares during the period ended April 30, 2013.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250.

EIP serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly sub-advisory fee calculated at an annual rate of 0.50% of the Fund's Managed Assets that is paid by First Trust out of its investment advisory fee.

First Trust Capital Partners, LLC ("FTCP"), an affiliate of First Trust, owns, through a wholly-owned subsidiary, a 15% ownership interest in each of the Sub-Advisor and EIP Partners, LLC, an affiliate of the Sub-Advisor. In addition, as of November 29, 2012, FTCP, through a wholly-owned subsidiary, purchased a preferred interest in the Sub-Advisor. The preferred interest is non-voting and does not share in the profits or losses of the Sub-Advisor. The Sub-Advisor may buy back any or all of FTCP's preferred interest at any time and FTCP may sell back to the Sub-Advisor up to 50% of its preferred interest on or after July 29, 2014 and any or all of its preferred interest after November 29, 2015.

BNY Mellon Investment Servicing (US) Inc. ("BNYM IS") serves as the Fund's administrator, fund accountant and transfer agent in accordance with certain fee arrangements. As administrator and fund accountant, BNYM IS is responsible for providing certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records. As transfer agent, BNYM IS is responsible for maintaining shareholder records for the Fund. The Bank of New York Mellon ("BNYM") serves as the Fund's custodian in accordance with certain fee arrangements. As custodian, BNYM is responsible for custody of the Fund's assets.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013 before rotating to serve as Chairman of another Committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairmen will rotate every three years. The officers and "Interested" Trustee receive no compensation from the funds for acting in such capacities.

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investments, excluding short-term investments, for the period ended April 30, 2013, were $1,280,011,809 and $136,008,803, respectively.

Written option activity for the Fund was as follows:


                                                     NUMBER
                                                       OF
WRITTEN OPTIONS                                     CONTRACTS      PREMIUMS
--------------------------------------------------------------------------------

Options outstanding at beginning of period.                --     $          --
Options Written............................           134,344         6,120,933
Options Expired............................           (13,100)         (547,241)
Options Exercised..........................           (38,149)       (1,556,562)
Options Closed.............................                --                --
                                                    ---------     -------------
Options outstanding at April 30, 2013......            83,095     $   4,017,130
                                                    =========     =============

                                 5. BORROWINGS

The Fund has a committed facility agreement with the Bank of Nova Scotia ("Scotia") that has a maximum commitment amount of $350,000,000. The borrowing rate under the facility is equal to the 1-month LIBOR plus 65 basis points. In addition, under the facility, the Fund pays a commitment fee of 0.15% on the undrawn amount of such facility. The average amount outstanding for the period December 26, 2012 through April 30, 2013, was $208,523,810 with a weighted average interest rate of 0.84%. As of April 30, 2013, the Fund had outstanding borrowings of $305,000,000 under this committed facility agreement. The high and low annual interest rates for the period ended April 30, 2013 were 0.86% and 0.85%, respectively. The interest rate at April 30, 2013 was 0.85%.

                               6. INDEMNIFICATION

The Fund has a variety of indemnification obligations under contracts with its service providers. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                         7. INDUSTRY CONCENTRATION RISK

The Fund invests at least 85% of its Managed Assets in securities issued by energy companies, energy sector MLPs and MLP-related entities and at least 65% of its Managed Assets in equity securities of such MLPs and MLP-related entities. Given this industry concentration, the Fund is more susceptible to adverse economic or regulatory occurrences affecting that industry than an investment company that is not concentrated in a single industry. Energy issuers may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined that there were the following subsequent events:

On May 20, 2013, the Fund declared a dividend of $0.1083 per share to Common Shareholders of record on June 5, 2013, payable June 17, 2013.

On June 20, 2013, the Fund declared a dividend of $0.1083 per share to Common Shareholders of record on July 3, 2013, payable July 15, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect, by written notice to the Fund, to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by BNY Mellon Investment Servicing (US) Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by the Plan Agent, as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If Common Shares are trading at or above net asset value ("NAV") at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or
            (ii) 95% of the market price on that date.

      (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone at (866) 340-1104, in accordance with such reasonable requirements as the Plan Agent and the Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan, and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized although cash is not received by you. Consult your financial advisor for more information.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing BNY Mellon Investment Servicing (US) Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

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ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                      ADVISORY AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust MLP and Income Fund (subsequently renamed First Trust MLP and Energy Income Fund) (the "Fund"), including the Independent Trustees, approved the Investment Management Agreement (the "Advisory Agreement") between the Fund and First Trust Advisors L.P. (the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Fund, the Advisor and Energy Income Partners, LLC (the "Sub-Advisor"), at a meeting held on September 17, 2012. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor (including the relevant personnel responsible for these services and their experience); the proposed advisory fee and sub-advisory fee for the Fund as compared to fees charged by investment advisors and sub-advisors to comparable funds and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; estimated expenses of the Fund as compared to expense ratios of comparable funds; the nature of expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and the Sub-Advisor; and information on the Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Fund and the Advisor and among the Fund, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In reviewing the Agreements, the Board considered the nature, extent and quality of services to be provided by the Advisor and the Sub-Advisor under the Agreements, and noted that employees of the Advisor provide management services to other investment companies in the First Trust fund complex with diligence and care. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed the services to be provided by the Advisor to the Fund, including the oversight of the Sub-Advisor. The Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. The Board noted the efforts expended by the Advisor in organizing the Fund and making arrangements for entities to provide services to the Fund. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. At the meeting, the Trustees received a presentation from one of the portfolio managers, and were able to ask questions about the Sub-Advisor's proposed investment strategies for the Fund, including the option overlay strategy. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the advisory and sub-advisory fees to be paid under the Agreements. The Board reviewed data prepared by Lipper Inc. ("Lipper"), an independent source, showing the proposed advisory fee and the estimated expense ratio assuming an asset level for the Fund as compared to the advisory fees and expense ratios of a peer group of other leveraged closed-end funds selected by Lipper. The Board noted that the Fund's proposed contractual advisory fee was equal to the median of the Lipper peer group. The Board considered the proposed sub-advisory fee rate and how it would relate to the overall management fee structure of the Fund, noting that the fees to be paid to the Sub-Advisor would be paid by the Advisor from its advisory fee. The Board also noted the information provided by Lipper regarding sub-advisory fees for other funds in the Lipper peer group. The Board considered the advisory fees charged by the Advisor to other closed-end funds, and noted that the Advisor provides advisory services to two other closed-end funds overseen by the Board for which the Sub-Advisor also acts as the sub-advisor with investment objectives and policies similar to the Fund's that have the same advisory fee and sub-advisory fee rates. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients. Since the Fund is newly organized, the Board could not consider investment performance of the Fund. The Board considered performance information for one of the

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

similar closed-end funds overseen by the Board and managed by the Advisor for which the same portfolio managers of the Sub-Advisor serve as such. On the basis of all the information provided on the fees and estimated expenses of the Fund, the Board concluded that the advisory and sub-advisory fees were reasonable and appropriate in light of the nature, extent and quality of services expected to be provided by the Advisor and the Sub-Advisor under the Agreements.

The Board considered the Advisor's representation that the proposed advisory fee was not structured to pass the benefits of any economies of scale on to shareholders. The Board noted that the Advisor has continued to invest in personnel and infrastructure for the First Trust fund complex and indicated that, because the Fund is a closed-end fund, the Advisor believed that any discussion of economies of scale was not material to a discussion of the advisory fee structure. The Board took the costs to be borne by the Advisor in connection with its services to be performed under the Advisory Agreement into consideration and noted that the Advisor was unable to estimate the profitability of the Advisory Agreement to the Advisor. The Board noted that the Sub-Advisor commented on its estimated profitability under the Sub-Advisory Agreement in its written response to the Board and noted that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, and that the Sub-Advisor would be paid by the Advisor. The Board considered fall-out benefits described by the Advisor that may be realized from its relationship with the Fund, including the Advisor's compensation for fund reporting services to be provided pursuant to a separate Fund Reporting Services Agreement. The Board also considered the fall-out benefits described by the Sub-Advisor that may be realized from its relationship with the Fund, including the use of soft dollars and the ownership interest of an affiliate of the Advisor in the Sub-Advisor.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. The following summarizes some, but not all, of the risks that should be considered for the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's prospectus and statement of additional information, as well as other Fund regulatory filings.

INVESTMENT AND MARKET RISK: An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the securities markets, or when political or economic events affecting the issuers occur. When the Advisor or Sub-Advisor determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so (such as when a market disruption event has occurred and trading in the securities is extremely limited or absent), the Fund may take temporary defensive positions.

MLP RISK: An investment in MLP units involves risks which differ from an investment in common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments.

LEVERAGE RISK: The use of leverage results in additional risks and can magnify the effect of any losses. The funds borrowed pursuant to a leverage borrowing program constitute a substantial lien and burden by reason of their prior claim against the income of the Fund and against the net assets of the Fund in liquidation. If the Fund is not in compliance with certain credit facility provisions, the Fund may not be permitted to declare dividends or other distributions.

RESTRICTED SECURITIES RISK: The Fund may invest in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquirer of the securities. The Fund would, in either case, bear market risks during that period.

NON-DIVERSIFICATION RISK: The Fund is a non-diversified investment company under the 1940 Act and will not be treated as a regulated investment company under the Internal Revenue Code. Accordingly, there are no regulatory requirements under the 1940 Act or the Internal Revenue Code on the minimum number or size of securities held by the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST MLP AND ENERGY INCOME FUND
                           APRIL 30, 2013 (UNAUDITED)

CURRENCY RISK: The value of securities denominated or quoted in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. The Fund's investment performance may be negatively affected by a devaluation of a currency in which the Fund's investments are denominated or quoted. Further, the Fund's investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities denominated or quoted in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar. While certain of the Fund's non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

NON-U.S. RISK: The Fund may invest a portion of its assets in the equity securities of issuers domiciled in jurisdictions other than the U.S. Investments in the securities and instruments of non-U.S. issuers involve certain considerations and risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. Non-U.S. securities exchanges, brokers and listed companies may be subject to less government supervision and regulation than exists in the United States. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. A related risk is that there may be difficulty in obtaining or enforcing a court judgment abroad.

FIRST TRUST



INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187


INVESTMENT SUB-ADVISOR
Energy Income Partners, LLC
49 Riverside Avenue
Westport, CT 06880


ADMINISTRATOR,
FUND ACCOUNTANT &
TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809


CUSTODIAN
The Bank of New York Mellon
101 Barclay Street, 20th Floor
New York, NY 10286


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At the registrant's organizational meeting the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the registrant's board of trustees as described below:

      When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

      To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d),
      (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.


ITEM 11. CONTROLS AND PROCEDURES.

   (a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302  of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust MLP and Energy Income Fund
                  --------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:   June 18, 2013
      --------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:   June 18, 2013
      --------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:   June 18, 2013
      --------------------

* Print the name and title of each signing officer under his or her signature.